Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,916	$ 4,347
Interest receivables	30	45
Tax receivable, other than income tax	415	479
Loans to customers	99	70
Prepaid expenses	634	474
Other receivables	611	609
Current trade and other receivable	$ 6,705	$ 6,024